Shareholder Report, Holdings (Details) - ZEGA Buy and Hedge ETF	Oct. 31, 2024
SPDR S&P 500 ETF Put Option, Expiration: 12/19/2025; Exercise Price: $205.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
United States Treasury Note/Bond, 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
United States Treasury Note/Bond, 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
United States Treasury Note/Bond, 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
United States Treasury Note/Bond, 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SPDR S&P 500 ETF Call Option, Expiration: 06/20/2025; Exercise Price: $500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SPDR S&P 500 ETF Call Option, Expiration: 09/19/2025; Exercise Price: $500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SPDR S&P 500 ETF Call Option, Expiration: 08/15/2025; Exercise Price: $500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SPDR S&P 500 ETF Call Option, Expiration: 03/21/2025; Exercise Price: $485.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.60%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%